AOCI - Significant reclassification adjustments (Details 3) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Reclassification adjustments, included in net income
Income tax expense/(benefit)	SFr 365	SFr 313	SFr 398	SFr 678	SFr 760
Gains/(losses) on cash flow hedges
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	1	3	60	4	73
Cumulative translation adjustments
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	0	2	(2)	2	(2)
Unrealized gains/(losses) on securities
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	0	0	(7)	0	(7)
Accumulated other comprehensive income
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	113	71	122	184	181
Net prior service credit/ (cost)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	(32)	(24)	(29)	(56)	(60)
Net prior service credit/ (cost) | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax	(41)	(30)	(37)	(71)	(76)
Income tax expense/(benefit)	9	6	8	15	16
Actuarial gains/(losses)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	63	60	72	123	142
Actuarial gains/(losses) | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax	80	76	90	156	178
Income tax expense/(benefit)	(17)	SFr (16)	(18)	(33)	(36)
Bank
Reclassification adjustments, included in net income
Income tax expense/(benefit)	SFr 339		SFr 330	701	629
Bank | Gains/(losses) on cash flow hedges
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income				0	70
Bank | Cumulative translation adjustments
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income				0	(2)
Bank | Unrealized gains/(losses) on securities
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income				0	(7)
Bank | Accumulated other comprehensive income
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income				119	118
Bank | Net prior service credit/ (cost)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income				0	0
Bank | Actuarial gains/(losses)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income				8	22
Bank | Actuarial gains/(losses) | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax				10	26
Income tax expense/(benefit)				SFr (2)	SFr (4)